Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000006342 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000006342 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006342 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	81.52%
C000006342 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.13%
C000006342 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.22%
C000006342 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.39%
C000006342 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
C000006342 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000006342 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006342 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006342 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006342 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006342 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000006344 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000006344 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006344 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	81.52%
C000006344 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.13%
C000006344 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.22%
C000006344 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.39%
C000006344 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
C000006344 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000006344 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006344 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006344 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006344 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006344 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000135933 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000135933 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135933 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	81.52%
C000135933 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.13%
C000135933 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.22%
C000135933 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.39%
C000135933 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
C000135933 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000135933 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000135933 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000135933 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000135933 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000135933 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%